Organization and Principal Activities (Details) - Schedule of company’s major subsidiaries and VIEs	12 Months Ended
Dec. 31, 2022
Lianwai Investment Co., Ltd. [Member]
Wholly owned subsidiaries of the Company:
Date of establishment	Sep. 11, 2018
Place of incorporation	BVI
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Hongkong Menxiang Education Development Group Limited [Member]
Wholly owned subsidiaries of the Company:
Date of establishment	Sep. 20, 2018
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Zhejiang Mengxiang Consulting Services Co., Ltd [Member]
Wholly owned subsidiaries of the Company:
Date of establishment	Oct. 10, 2018
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Zhejiang Lishui Mengxiang Education Development Company Limited [Member]
Wholly owned subsidiaries of the Company:
Date of establishment	Aug. 20, 2001
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Operation of Liandu Foreign Language School
Qingtian Overseas Chinese International School [Member]
Wholly owned subsidiaries of the Company:
Date of establishment	Aug. 31, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Operation of high school
Langfang City Rail Transit Technical School [Member]
Wholly owned subsidiaries of the Company:
Date of establishment	Jan. 01, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Operation of vocational education
Hangzhou Youxi Information Technology Co., Ltd [Member]
Wholly owned subsidiaries of the Company:
Date of establishment	Jan. 01, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Comprehensive human resources service
Hainan Jiangcai Vocational Skills Training School Co. Ltd. [Member]
Wholly owned subsidiaries of the Company:
Date of establishment	Jan. 01, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Operation of vocational education